Expense Example, No Redemption - FT Vest U.S. Equity Equal Weight Buffer ETF - June - FT Vest U.S. Equity Equal Weight Buffer ETF - June	Jun. 21, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271